Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 155.3	$ 152.1
Change in fair value of unlisted investments	0
Fair Value, Inputs, Level 1
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	125.3	113.1
Fair Value, Inputs, Level 1 | Quoted Interest Bearing Short Term Investments
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	125.3	113.1
Fair Value, Inputs, Level 2
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	30.0	39.0
Fair Value, Inputs, Level 2 | Other Than Quoted Interest Bearing Short Term Investments
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 30.0	$ 39.0